Total
TIAA-CREF Money Market Fund
TIAA-CREF Money Market Fund
Investment objective
The Fund seeks current income consistent with maintaining liquidity and preserving capital.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Money Market Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Money Market Fund		Institutional Class	Advisor Class		Premier Class	Retirement Class	Retail Class	Class W
Management fees		0.10%	0.10%		0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) fees		none	none		0.15%	none	0.25%	none
Other expenses		0.02%	0.12%	[1]	0.02%	0.27%	0.12%	0.02%	[2]
Total annual Fund operating expenses		0.12%	0.22%		0.27%	0.37%	0.47%	0.12%
Waivers and expense reimbursements	[3]	none	none		none	none	none	(0.12%)	[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.12%	0.22%		0.27%	0.37%	0.47%	none
[1]	Restated to reflect estimate for the current fiscal year.
[2]	Estimate is for the current fiscal year.
[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.15% of average daily net assets for Institutional Class shares; (ii) 0.30% of average daily net assets for Advisor Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Retirement Class shares; (v) 0.50% of average daily net assets for Retail Class shares; and (vi) 0.15% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2022, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC, and its affiliates have agreed to voluntarily waive a portion of the expenses of the Fund to the extent needed to maintain a non-negative yield. This waiver may be terminated at any time.

[4]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Money Market Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
1 Year	$ 12	$ 23	$ 28	$ 38	$ 48	none
3 Years	39	71	87	119	151	none
5 Years	68	124	152	208	263	none
10 Years	$ 154	$ 280	$ 343	$ 468	$ 591	none

Principal investment strategies

The Fund is a “government money market fund,” as defined in the applicable rules governing money market funds, and as such invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Fund will likely be lower than the yields on funds that invest in longer-term or lower-quality securities.

Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations with a remaining maturity of 397 days or less.

Advisors limits the Fund’s investments to U.S. Government securities or securities that present minimal credit risks to the Fund and are of eligible quality.

A government money market fund is not required to impose liquidity fees or redemption gates, and the Fund does not currently intend to impose such fees and/or gates. However, the Fund’s Board of Trustees could elect to subject the Fund to such fees and/or gates in the future.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Current Income Risk—The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value (“NAV”) of $1.00 per share.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing, or may be perceived (whether by market participants, rating agencies, pricing services or otherwise) as not able or willing, to meet interest or principal payments when the payments become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at low levels, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the peer group average or mutual funds with similar investment objectives.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2020, and how those returns compare to those of the Fund’s peer group average.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. As of October 14, 2016, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after October 14, 2016 may differ materially from the performance information shown below for the period prior to October 14, 2016. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† Money Market Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2021, was 0.00%.
Best quarter: 0.57%, for the quarter ended March 31, 2019. Worst quarter: 0.00%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2020
Average Annual Total Returns - TIAA-CREF Money Market Fund	Label	1 Year		5 Years		10 Years		Inception Date
iMoneyNet Money Fund Averages™—All Government	iMoneyNet Money Fund Averages™—All Government	0.28%		0.80%		0.41%
Institutional Class		0.44%		1.06%		0.54%		Jul. 01, 1999
Advisor Class		0.55%		1.06%		0.54%	[1]	Dec. 04, 2015
Premier Class		0.34%	[2]	0.92%	[2]	0.46%	[2]	Sep. 30, 2009
Retirement Class		0.34%	[2]	0.87%	[2]	0.44%	[2]	Mar. 31, 2006
Retail Class		0.27%	[2]	0.77%	[2]	0.38%	[2]	Mar. 31, 2006
[1]

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

[2]

Part or all of the 12b-1 distribution expenses of the Retail and Premier Classes of the Fund are being voluntarily waived beginning May 6, 2020 and May 29, 2020, respectively. Also, part or all of the service fees of the Retirement Class of the Fund are being voluntarily waived beginning May 29, 2020. Advisors is also reimbursing certain other fund expenses. Without these changes, the total returns of the classes would have been lower. The addition of waivers is voluntary and may be discontinued at any time without notice.

Current performance of the Fund’s shares may be higher or lower than that shown above.